General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expenses [Abstract]
Legal fees	[1]	$ 2,741	$ 3,849	$ 36
Professional services fees		2,126	2,821	339
Settlement in connection in one of the legal proceedings (see Note 8.a.8.)			1,664
Salaries and related		620	681	224
Fraud from an unrelated third party (see Note 8e)				462
Impairment of fixed assets			114
Office maintenance (including rent)		76	98	59
Others		453	435	197
Total general and administrative expenses		$ 6,016	$ 9,662	$ 1,317

[1]	The 2017 legal fees includes a deduction of $2 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement. Such amount was received on February 23, 2018 and presented within the other receivables as of December 31, 2017.